K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

January 17, 2017

Mark C. Amorosi
VIA EDGAR	D 202.778.9351
F 202.778.9100
mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust (File No. 811-07953) – Preliminary Proxy Statement on Schedule 14A

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement (the “Proxy Statement”) to be used in connection with a special meeting of the shareholders of the All Asset Moderate Growth - Alt 15 Portfolio (the “Portfolio”), a series of the Trust, anticipated to be held on March 28, 2017 (the “Meeting”). The Proxy Statement consists of a Letter to Contractholders, a Notice of Special Meeting of Shareholders, Contractholder Voting Instructions, and the Proxy Statement relating to the Meeting.

The Meeting is being held (1) to approve a new investment management agreement between the Trust and AXA Equitable Funds Management Group, LLC (the “Manager”) with respect to the Portfolio (Proposal 1); and (2) to approve changes to the Portfolio’s fundamental investment restrictions with respect to diversification, issuing senior securities, borrowing money, underwriting, concentrating, investing in real estate, investing in commodities, and making loans (Proposals 2A through 2H). Information about each of Proposals 1 and 2A through 2H appears in the Proxy Statement.

Under Proposal 1, in connection with implementing a change in investment strategy for the Portfolio, shareholders are being asked to approve a new investment management agreement between the Trust and the Manager with respect to the Portfolio. The new investment management agreement will include an increased investment management fee rate, which will enable the Manager to change the investment strategy of the Portfolio from a fund-of-funds strategy to a strategy implemented by a new sub-adviser, whereby the Portfolio invests directly in a diversified range of securities and other financial instruments, including derivatives. Due to the timing of this preliminary proxy statement filing relative to the recent close of the Trust’s 2016 fiscal year, the Trust has included fee and expense information for its fiscal year ended December 31, 2015, in the preliminary proxy statement filing but will include updated fee and expense information for its fiscal year ended December 31, 2016, in its definitive proxy statement filing.

Page 2 January 17, 2017

Proposals 2A through 2H in the Proxy Statement are substantially similar to proposals that the Staff reviewed in the recent preliminary proxy statement filed by 1290 Funds (Accession No. 0001193125-16-787142) (December 7, 2016) (the “1290 Funds PRE 14A”) and reflect corresponding changes (to portions of the proposal discussions) that were made to 1290 Funds’ preliminary proxy statement in response to Staff comments that John Ganley provided by telephone on December 16, 2016, and were subsequently filed as correspondence (Accession No. 0001193125-16-799015 (December 20, 2016) prior to 1290 Funds’ definitive proxy statement filing on December 21, 2016. In addition, the fundamental investment restrictions that shareholders of the Portfolio are being asked to approve are the same fundamental investment restrictions that the Staff reviewed in Post-Effective Amendment No. 26 to 1290 Funds’ registration statement on Form N-1A filed pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, for Class A, Class C, Class I, and Class R shares of 1290 Global Allocation Fund, a new series of 1290 Funds (Accession No. 0001193125-16-680559) (August 12, 2016). The Trust and 1290 Funds are two of the three registered investment companies in the fund complex.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.

Kiesha Astwood-Smith, Esq.

Anthony Geron, Esq.

Michael Weiner, Esq.

    AXA Equitable Funds Management Group LLC